Restructuring and Other Charges (Income)	12 Months Ended
Dec. 31, 2012
Restructuring and other charges income [Abstract]
Restructuring and Other Charges (Income)
Restructuring and Other Charges (Income)
Our restructuring and other charges (income) are comprised of restructuring, asset disposals and other charges (income) as noted below:

	Year Ended December 31,
(in Millions)	2012	2011	2010
Restructuring Charges and Asset Disposals	$28.3	$28.0	$127.2
Other Charges (Income), Net	9.8	4.4	24.7
Total Restructuring and Other Charges	$38.1	$32.4	$151.9

RESTRUCTURING CHARGES AND ASSET DISPOSALS

	Restructuring Charges
(in Millions)	Severance and Employee Benefits (1)	Other Charges (Income) (2)	Asset Disposal Charges (3)	Total
Lithium Restructuring	$—	$—	$13.3	$13.3
Zeolites Shutdown	5.7	(0.1)	0.8	6.4
Huelva Shutdown	—	1.3	—	1.3
Other Items (4)	2.5	1.0	3.8	7.3
Year ended December 31, 2012	$8.2	$2.2	$17.9	$28.3
Sodium Percarbonate Phase-out	5.5	0.7	14.8	21.0
Huelva Shutdown	(0.6)	1.3	0.6	1.3
Other Items (4)	0.7	(0.5)	5.5	5.7
Year ended December 31, 2011	$5.6	$1.5	$20.9	$28.0
Alginates Restructuring	(0.6)	6.2	1.6	7.2
Huelva Shutdown	37.0	4.0	69.4	110.4
Barcelona Facility Shutdown	(0.2)	(3.0)	10.1	6.9
Other Items (4)	5.3	(2.6)	—	2.7
Year ended December 31, 2010	$41.5	$4.6	$81.1	$127.2
____________________

(1)	Represents severance and employee benefit charges. Income represents adjustments to previously recorded severance and employee benefits.

(2)
Primarily represents costs associated with accrued lease payments, contract terminations, and other miscellaneous exit costs. Other Income primarily represents favorable developments on previously recorded exit costs as well as recoveries associated with restructuring.

(3)
Primarily represents accelerated depreciation and impairment charges on plant and equipment, which were or are to be abandoned. Asset disposal charges also included the acceleration effect of re-estimating settlement dates and revised cost estimates associated with asset retirement obligations due to facility shutdowns, see Note 8.

(4)	Represents charges associated with other restructuring activities, which have resulted in severance and asset disposal costs.

The restructuring charges and asset disposals noted above were the result of the following:

FMC Peroxygens
Zeolites Restructuring
We made the decision to phase out our zeolite operations in Spain and exit the product line by fourth quarter 2012. The zeolites product line was a regional business, principally serving the powder detergent market in Spain. Competitive disadvantages and underperforming results have made it uneconomical for FMC to continue zeolite operations. We ceased production at this facility as of December 31, 2012.
Sodium Percarbonate Phase-out
In June 2011, we made the decision to phase out operations of our Sodium Percarbonate plant assets in La Zaida, Spain and exit the sodium percarbonate business by December 2011. The facility is part of our Spanish subsidiary FMC Foret, S.A. ("Foret"). Competitive disadvantages and underperforming results since the start-up of operations in 2001 have made it uneconomical for FMC to continue sodium percarbonate operations. We ceased production at this facility as of October 31, 2011.
Huelva Shutdown
In November 2010, we made the decision to cease operations at our Huelva, Spain facility and exit the phosphate business in Europe. The facility was a part of Foret. The closure of the facility was initiated as a consequence of the Spanish judicial ruling which, effective January 1, 2011, prohibited us from storing phosphogypsum on a site adjacent to our production facility. The phosphogypsum is a byproduct of the process of manufacturing phosphoric acid, which is used in the manufacturing of our phosphate products. After receipt of the unfavorable Spanish judicial ruling, we attempted to pursue strategic alternatives for our Foret phosphorus business. With no reasonable economic alternatives, the judicial ruling inhibited our ability to cost effectively produce our phosphate product and therefore rendered it uneconomical for FMC to continue operations at the facility. We ceased production at this facility as of December 31, 2010.
Barcelona Facility Shutdown
In June 2009, we made the decision to phase out operations of our facility in Barcelona, Spain, which was completed in 2010. The facility was part of Foret. High costs at the Barcelona facility coupled with reduced demand for product manufactured at that site had made it uneconomical for FMC to continue operations at the Barcelona facility.
FMC Minerals
Lithium Restructuring
We committed to the abandonment of various fixed assets, primarily equipment, associated with a Potash project that we have decided not to complete. Potash, commonly used in fertilizers, is a manufactured by-product of our Lithium extraction process in Argentina. Given the changes in Potash market conditions, this project was no longer economically viable. We recorded a non-cash charge of $13.3 million associated with the abandonment of these assets.
Additionally, in January 2013, we implemented a plan to restructure a portion of the operations in Lithium.  The objective of the restructuring was to better align our business and costs to macroeconomic and market realities. The restructuring decision will result in workforce reductions at several of our Lithium facilities, primarily North Carolina and Argentina.  We expect to incur charges between $10-$15 million, mostly in the first quarter of 2013. These charges will primarily result in cash spending.
FMC Health and Nutrition

Alginates Restructuring
In January 2009, we announced plans to realign our alginates manufacturing operations in Norway and the United Kingdom.
Other Items
In addition to the restructurings described above, we have engaged in certain other restructuring activities, which have resulted in severance and asset disposal costs. We expect these restructuring activities to improve our global competitiveness through improved cost efficiencies.
Roll forward of Restructuring Reserves
The following table shows a roll forward of restructuring reserves that will result in cash spending. These amounts exclude asset retirement obligations, which are discussed in Note 8.

(in Millions)	Balance at 12/31/10 (3)	Change in reserves (2)	Cash payments	Other (4)	Balance at 12/31/11 (3)	Change in reserves (2)	Cash payments	Other (4)	Balance at 12/31/12 (3)
Zeolites Shutdown	$—	$—	$—	$—	$—	$5.6	$(4.5)	$0.4	$1.5
Sodium Percarbonate Phase-out	—	6.2	(4.9)	(0.2)	1.1	0.2	(1.3)	—	—
Huelva Restructuring	40.0	0.7	(34.4)	1.0	7.3	1.3	(5.7)	0.1	3.0
Other Workforce Related and Facility Shutdowns (1)	6.8	0.2	(4.2)	1.2	4.0	3.3	(1.5)	0.2	6.0
Total	$46.8	$7.1	$(43.5)	$2.0	$12.4	$10.4	$(13.0)	$0.7	$10.5
____________________

(1)	Primarily severance costs related to workforce reductions and facility shutdowns described in the “Other Items” sections above.

(2)
Primarily severance, exited lease, contract termination and other miscellaneous exit costs. The accelerated depreciation and impairment charges noted above impacted our property, plant and equipment balances and are not included in the above tables.

(3)	Included in “Accrued and other liabilities” on the consolidated balance sheets.

(4)	Primarily foreign currency translation adjustments and cash proceeds associated with recoveries.
OTHER CHARGES (INCOME), NET

	Year Ended December 31,
(in Millions)	2012	2011	2010
Environmental charges, net	$5.8	$3.1	$14.2
Other, net	4.0	1.3	10.5
Other Charges (Income), Net	$9.8	$4.4	$24.7
Environmental charges, net
Environmental charges represent the net charges associated with environmental remediation at continuing operating sites, see Note 10 for additional details.
Other, net
During 2012, our FMC Agricultural Solutions segment entered into a collaboration and license agreement with a third-party company for the purpose of obtaining certain technology and intellectual property rights relating to a new fungicide compound still under development. We recorded $4.4 million for these rights as a charge for the year ended December 31, 2012.
In 2010, our FMC Agricultural Solutions segment acquired certain rights relating to an herbicide compound still under development. We recorded $5.7 million for these rights as a charge for the year ended December 31, 2010.